CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net income	$ 2,679,387	$ 1,927,195
Change in operating assets and liabilities
Net cash used in operating activities	(7,712,857)	(688,641)
Cash flows from investing activities
Net cash provided by investing activities		1,681,833
Cash flows from financing activities
Net cash provided by (used in) financing activities	864,790	(3,500)
Effect of exchange rate on cash	62,085	171,434
Changes in cash	(6,785,982)	1,161,126
Cash, beginning of period	7,105,085	4,283,794
Cash, end of period	319,103	5,444,920
Parent company | Reportable legal entity
Cash flows from operating activities
Net income	2,679,387	1,927,195
Equity in earnings of subsidiary and VIEs	(2,700,154)	$ (1,927,195)
Change in operating assets and liabilities
Due from related parties	15,000
Net cash used in operating activities	(5,767)
Cash flows from investing activities
Investment in subsidiaries and VIEs	(100,475)
Net cash provided by investing activities	(100,475)
Cash flows from financing activities
Repayment to related parties	(557,586)
Net cash provided by (used in) financing activities	(557,586)
Effect of exchange rate on cash	107,586
Changes in cash	(556,242)
Cash, beginning of period	556,346
Cash, end of period	$ 104